Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Low Volatility Index Fund
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MLV-NPRT1-0324
1.9892172.105
Common Stocks - 98.6%
	Shares	Value ($)
Brazil - 1.8%
Rumo SA	7,607,200	35,407,321
Telefonica Brasil SA	2,709,700	28,090,221
TOTAL BRAZIL		63,497,542
Chile - 0.8%
Banco de Chile	242,703,085	27,212,085
China - 17.2%
Agricultural Bank of China Ltd. (H Shares)	128,704,000	49,833,031
Anta Sports Products Ltd.	1,203,600	10,158,930
Bank of China Ltd. (H Shares)	134,676,000	50,539,919
Bank of Communications Co. Ltd. (H Shares)	79,748,000	47,179,330
CGN Power Co. Ltd. (H Shares) (a)	82,418,000	23,095,585
China CITIC Bank Corp. Ltd. (H Shares)	69,692,000	34,539,496
China Construction Bank Corp. (H Shares)	48,263,000	28,661,640
China Minsheng Banking Corp. Ltd. (H Shares)	50,554,000	16,813,962
China Railway Group Ltd. (H Shares)	31,488,000	14,400,639
China Resource Gas Group Ltd.	6,744,100	19,126,158
China Resources Power Holdings Co. Ltd.	8,669,000	17,538,265
China Shenhua Energy Co. Ltd. (H Shares)	15,573,500	59,080,969
China Tower Corp. Ltd. (H Shares) (a)	203,646,000	22,653,872
Guangdong Investment Ltd.	21,048,000	12,236,622
Hengan International Group Co. Ltd.	4,622,500	14,313,531
Industrial & Commercial Bank of China Ltd. (H Shares)	99,821,000	48,625,811
PetroChina Co. Ltd. (H Shares)	72,116,000	52,166,247
Postal Savings Bank of China Co. Ltd. (H Shares) (a)	57,868,000	27,829,257
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	15,538,400	9,925,969
Want Want China Holdings Ltd.	36,889,000	20,303,801
Yum China Holdings, Inc.	804,765	27,836,821
TOTAL CHINA		606,859,855
India - 18.8%
Cipla Ltd./India	2,443,231	39,720,041
Crompton Greaves Consumer Electricals Ltd.	2,806,296	10,243,469
Dr. Reddy's Laboratories Ltd.	740,537	54,388,922
FSN E-Commerce Ventures Private Ltd. (b)	9,051,505	17,802,123
HCL Technologies Ltd.	3,145,595	59,632,680
Hindustan Unilever Ltd.	1,611,638	48,169,884
Infosys Ltd.	2,400,596	47,838,053
Jubilant Foodworks Ltd.	2,962,789	18,529,811
Lupin Ltd.	1,360,963	24,635,280
Nestle India Ltd.	1,663,624	50,160,829
Pidilite Industries Ltd.	31,394	956,447
Power Grid Corp. of India Ltd.	19,747,347	61,651,231
Sona Blw Precision Forgings Ltd. (a)	3,170,617	23,589,069
Sun Pharmaceutical Industries Ltd.	1,354,504	23,130,217
Tata Consultancy Services Ltd.	1,145,612	52,596,551
Tech Mahindra Ltd.	2,717,781	43,521,624
Tvs Motor Co. Ltd.	1,838,173	44,272,091
Wipro Ltd.	6,262,218	35,801,019
WNS Holdings Ltd. sponsored ADR (b)	62,238	4,316,205
TOTAL INDIA		660,955,546
Indonesia - 2.4%
PT Bank Central Asia Tbk	79,241,100	47,942,962
PT Telkom Indonesia Persero Tbk	142,873,200	35,836,439
TOTAL INDONESIA		83,779,401
Korea (South) - 7.9%
Coway Co. Ltd.	417,060	17,299,730
Db Insurance Co. Ltd.	296,391	19,551,907
Hankook Tire Co. Ltd.	575,311	22,019,779
Hyundai Mobis	285,796	44,800,025
Industrial Bank of Korea	2,213,952	20,772,453
KT&G Corp.	743,732	50,510,576
NCSOFT Corp.	117,853	17,394,109
Orion Corp./Republic of Korea	78,488	5,428,679
Samsung Electronics Co. Ltd.	731,023	39,721,926
Samsung SDS Co. Ltd.	305,465	34,738,060
SK Hynix, Inc.	65,940	6,603,351
TOTAL KOREA (SOUTH)		278,840,595
Kuwait - 2.6%
Boubyan Bank KSC	7,741,616	15,458,056
Mobile Telecommunication Co.	16,116,922	27,569,109
National Bank of Kuwait	15,626,982	49,803,065
TOTAL KUWAIT		92,830,230
Malaysia - 4.6%
CelcomDigi Bhd	19,468,200	17,440,924
IHH Healthcare Bhd	17,418,400	22,473,202
Malayan Banking Bhd	8,524,516	16,673,943
MISC Bhd	8,830,600	13,707,083
Nestle (Malaysia) Bhd	237,400	5,949,756
Petronas Gas Bhd	3,012,700	11,292,629
PPB Group Bhd	3,566,800	10,889,786
Public Bank Bhd	22,015,300	20,408,563
Tenaga Nasional Bhd	18,324,400	41,517,450
TOTAL MALAYSIA		160,353,336
Mexico - 0.5%
Kimberly-Clark de Mexico SA de CV Series A	7,443,200	16,969,536
Philippines - 2.0%
Bank of the Philippine Islands (BPI)	11,666,343	22,852,921
BDO Unibank, Inc.	13,123,402	33,771,434
Manila Electric Co.	291,850	1,877,275
PLDT, Inc.	605,000	13,676,682
TOTAL PHILIPPINES		72,178,312
Qatar - 2.7%
Masraf al Rayan	6,707,258	4,329,046
Qatar Electricity & Water Co.	1,290,837	6,143,973
Qatar Islamic Bank	6,720,672	35,993,712
Qatar National Bank SAQ	8,306,711	35,385,083
The Commercial Bank of Qatar	8,491,735	12,244,331
TOTAL QATAR		94,096,145
Russia - 0.0%
PhosAgro PJSC (b)(c)	1,400	89
PhosAgro PJSC:
GDR (Reg. S) (b)(c)	586,072	12,020
sponsored GDR (Reg. S) (b)(c)	3,774	77
TOTAL RUSSIA		12,186
Saudi Arabia - 7.7%
Alinma Bank	4,506,254	49,807,799
Almarai Co. Ltd.	1,783,078	27,149,610
Jarir Marketing Co.	4,560,122	18,531,842
Mouwasat Medical Services Co.	702,159	22,243,804
Sabic Agriculture-Nutrients Co.	812,473	27,775,003
Saudi Basic Industries Corp.	2,036,545	42,304,700
Saudi Electricity Co.	5,663,612	28,634,459
Saudi Telecom Co.	4,725,719	51,414,452
Yanbu National Petrochemical Co.	209,486	2,145,079
TOTAL SAUDI ARABIA		270,006,748
Taiwan - 22.7%
ASUSTeK Computer, Inc.	3,746,000	53,201,667
Chang Hwa Commercial Bank	44,116,869	24,633,537
Chicony Electronics Co. Ltd.	5,238,000	27,469,730
Chunghwa Telecom Co. Ltd.	13,272,000	50,323,445
Compal Electronics, Inc.	32,072,000	36,789,622
Far EasTone Telecommunications Co. Ltd.	12,327,000	31,647,782
Formosa Petrochemical Corp.	11,053,000	26,255,950
Formosa Plastics Corp.	11,270,000	25,904,378
Highwealth Construction Corp.	12,062,900	15,259,950
Inventec Corp.	23,970,000	42,107,708
Lite-On Technology Corp.	11,514,000	39,882,576
Lotes Co. Ltd.	409,000	12,904,946
Mega Financial Holding Co. Ltd.	41,621,687	50,007,241
Pegatron Corp.	15,939,000	42,026,669
President Chain Store Corp.	4,322,000	36,447,897
Quanta Computer, Inc.	4,503,000	35,612,700
Sinopac Financial Holdings Co.	55,073,344	33,710,348
Synnex Technology International Corp.	9,853,000	22,626,961
Taichung Commercial Bank Co. Ltd.	18,959,000	9,507,290
Taiwan Cooperative Financial Holding Co. Ltd.	48,389,723	39,266,584
Taiwan Mobile Co. Ltd.	13,268,000	41,482,269
The Shanghai Commercial & Savings Bank Ltd.	19,286,080	27,263,476
Uni-President Enterprises Corp.	17,129,000	39,591,357
WPG Holding Co. Ltd.	13,004,000	36,209,406
TOTAL TAIWAN		800,133,489
Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)	7,427,600	45,651,227
Advanced Information Service PCL NVDR	649,900	3,994,390
Bangkok Bank PCL (For. Reg.)	3,086,200	12,222,839
Bangkok Dusit Medical Services PCL (For. Reg.)	25,881,100	19,992,385
TOTAL THAILAND		81,860,841
United Arab Emirates - 4.6%
Abu Dhabi National Oil Co. for Distribution PJSC	22,394,568	21,644,922
Dubai Electricity & Water Authority PJSC	64,926,901	44,369,382
Dubai Islamic Bank Pakistan Ltd.	21,495,717	36,987,417
Emirates Telecommunications Corp.	6,418,427	33,516,773
First Abu Dhabi Bank PJSC	2,535,562	10,106,489
Salik Co. PJSC	14,407,566	13,611,471
TOTAL UNITED ARAB EMIRATES		160,236,454
TOTAL COMMON STOCKS (Cost $3,172,958,367)		3,469,822,301

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $1,794,439)	1,800,000	1,794,476

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $44,852,710)	44,843,741	44,852,710

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,219,605,516)	3,516,469,487
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,040,313
NET ASSETS - 100.0%	3,518,509,800

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,026	Mar 2024	50,315,040	71,756	71,756

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,167,783 or 2.8% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $892,253.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	22,637,413	150,708,545	128,493,248	373,045	-	-	44,852,710	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	4,428,000	572,907	5,000,907	357	-	-	-	0.0%
Total	27,065,413	151,281,452	133,494,155	373,402	-	-	44,852,710

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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